Not FDIC Insured May Lose Value No Bank Guarantee
38984-Q1PH

Schedule of Investments
(unaudited)
Putnam Small Cap Value Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), May 31, 2025
Putnam Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Aerospace & Defense 0.8%
a
V2X, Inc. .......................................... United States 44,084 $ 1,996,124
Automobile Components 1.8%
a
Holley, Inc. ........................................ United States 821,500 1,593,710
Standard Motor Products, Inc. .......................... United States 96,300 2,917,890
4,511,600
Banks 21.6%
Atlantic Union Bankshares Corp. ........................ United States 49,832 1,495,957
a
Axos Financial, Inc. .................................. United States 48,450 3,369,213
a
Bancorp, Inc. (The) .................................. United States 56,500 2,887,150
Bank OZK ......................................... United States 47,800 2,118,974
Business First Bancshares, Inc. ......................... United States 117,000 2,783,430
a
Coastal Financial Corp. ............................... United States 31,202 2,742,344
Columbia Banking System, Inc. ......................... United States 68,300 1,596,854
ConnectOne Bancorp, Inc. ............................ United States 133,224 3,060,155
Five Star Bancorp ................................... United States 93,697 2,619,768
Flushing Financial Corp. .............................. United States 99,893 1,201,713
a
Metropolitan Bank Holding Corp. ........................ United States 51,014 3,299,075
MidWestOne Financial Group, Inc. ...................... United States 81,828 2,352,555
NBT Bancorp, Inc. ................................... United States 48,700 2,038,095
Northrim BanCorp, Inc. ............................... United States 31,300 2,867,080
OFG Bancorp ...................................... United States 65,600 2,698,784
Origin Bancorp, Inc. ................................. United States 69,500 2,369,255
Popular, Inc. ....................................... United States 27,900 2,888,487
Southern Missouri Bancorp, Inc. ........................ United States 38,800 2,043,208
SouthState Corp. ................................... United States 27,100 2,379,380
a
Third Coast Bancshares, Inc. .......................... United States 43,500 1,333,710
UMB Financial Corp. ................................. United States 27,200 2,804,864
Valley National Bancorp .............................. United States 267,900 2,352,162
53,302,213
Biotechnology 2.9%
a
Janux Therapeutics, Inc. .............................. United States 31,642 753,080
a
MiMedx Group, Inc. .................................. United States 331,988 2,134,683
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 45,600 1,551,768
a,b
Veracyte, Inc. ...................................... United States 98,340 2,616,827
7,056,358
Building Products 3.0%
AZZ, Inc. .......................................... United States 30,500 2,766,045
Griffon Corp. ....................................... United States 34,700 2,385,625
Insteel Industries, Inc. ................................ United States 63,300 2,216,766
7,368,436
Chemicals 1.6%
Huntsman Corp. .................................... United States 160,500 1,787,970
Tronox Holdings plc ................................. United States 391,400 2,223,152
4,011,122
Commercial Services & Supplies 1.3%
Pitney Bowes, Inc. .................................. United States 320,800 3,304,240
Communications Equipment 3.6%
a
Aviat Networks, Inc. ................................. United States 133,649 2,866,771
a
Extreme Networks, Inc. ............................... United States 210,700 3,301,669

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Ribbon Communications, Inc. .......................... United States 789,900 $ 2,669,862
8,838,302
Construction & Engineering 1.2%
a
Tutor Perini Corp. ................................... United States 78,000 2,876,640
Construction Materials 1.0%
a,b
Titan America SA ................................... Belgium 173,492 2,480,936
Consumer Finance 1.2%
a
Encore Capital Group, Inc. ............................ United States 78,000 2,956,200
Consumer Staples Distribution & Retail 1.0%
a
Chefs' Warehouse, Inc. (The) .......................... United States 39,800 2,538,444
Containers & Packaging 1.0%
Silgan Holdings, Inc. ................................. United States 45,300 2,494,671
Diversified Consumer Services 1.5%
Perdoceo Education Corp. ............................ United States 110,800 3,771,632
Diversified REITs 1.7%
Alpine Income Property Trust, Inc. ....................... United States 142,328 2,180,465
Broadstone Net Lease, Inc. ............................ United States 134,800 2,144,668
4,325,133
Electric Utilities 1.8%
NRG Energy, Inc. ................................... United States 18,089 2,820,075
Portland General Electric Co. .......................... United States 38,900 1,649,360
4,469,435
Electronic Equipment, Instruments & Components 2.3%
a
TTM Technologies, Inc. ............................... United States 120,376 3,594,427
Vishay Intertechnology, Inc. ............................ United States 154,900 2,179,443
5,773,870
Energy Equipment & Services 1.2%
a
NPK International, Inc. ............................... United States 365,000 2,952,850
Financial Services 0.9%
Walker & Dunlop, Inc. ................................ United States 33,761 2,312,291
Ground Transportation 1.8%
Covenant Logistics Group, Inc., A ....................... United States 94,600 2,147,420
a,b
Proficient Auto Logistics, Inc. ........................... United States 270,508 2,180,294
4,327,714
Health Care Equipment & Supplies 1.0%
a
Integer Holdings Corp. ............................... United States 20,600 2,446,456
Health Care Providers & Services 3.5%
Concentra Group Holdings Parent, Inc. ................... United States 110,300 2,385,789
a
DocGo, Inc. ....................................... United States 356,800 506,656
a
Option Care Health, Inc. .............................. United States 75,650 2,472,242
a
Quipt Home Medical Corp. ............................ United States 581,500 1,040,885
a
RadNet, Inc. ....................................... United States 38,085 2,189,507
8,595,079
Health Care REITs 1.4%
American Healthcare REIT, Inc. ......................... United States 51,500 1,799,410

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc., A ......................... United States 111,300 $ 1,613,850
3,413,260
Hotels, Restaurants & Leisure 0.8%
Aramark .......................................... United States 45,750 1,852,875
Household Durables 4.2%
a
Beazer Homes USA, Inc. ............................. United States 54,200 1,112,184
a
Cavco Industries, Inc. ................................ United States 5,600 2,428,132
a
Helen of Troy Ltd. ................................... United States 57,700 1,551,553
La-Z-Boy, Inc. ...................................... United States 53,300 2,232,737
a
Taylor Morrison Home Corp., A ......................... United States 52,550 2,957,514
10,282,120
Insurance 4.6%
a
Abacus Global Management, Inc. ....................... United States 341,700 2,641,341
a,b
American Integrity Insurance Group, Inc. .................. United States 108,544 1,798,574
a
Aspen Insurance Holdings Ltd., A ....................... United States 5,802 199,009
Horace Mann Educators Corp. ......................... United States 56,931 2,472,513
Kemper Corp. ...................................... United States 31,450 2,004,309
a
Skyward Specialty Insurance Group, Inc. .................. United States 36,381 2,304,736
11,420,482
Leisure Products 1.1%
a
MasterCraft Boat Holdings, Inc. ......................... United States 165,724 2,818,965
Life Sciences Tools & Services 0.2%
a
Codexis, Inc. ....................................... United States 214,300 492,890
Machinery 3.2%
Douglas Dynamics, Inc. ............................... United States 98,600 2,710,514
a
Gates Industrial Corp. plc ............................. United States 134,882 2,852,754
Terex Corp. ........................................ United States 50,800 2,286,508
7,849,776
Metals & Mining 2.6%
Alamos Gold, Inc., A ................................. Canada 82,350 2,132,042
Hudbay Minerals, Inc. ................................ Canada 272,661 2,432,136
a
Major Drilling Group International, Inc. .................... Canada 332,700 1,958,841
6,523,019
Mortgage Real Estate Investment Trusts (REITs) 4.1%
b
AGNC Investment Corp. .............................. United States 80,450 719,223
Dynex Capital, Inc. .................................. United States 105,200 1,266,608
Ladder Capital Corp., A ............................... United States 276,553 2,909,338
MFA Financial, Inc. .................................. United States 232,400 2,161,320
Rithm Capital Corp. .................................. United States 265,950 2,965,342
10,021,831
Multi-Utilities 1.5%
b
Algonquin Power & Utilities Corp. ....................... Canada 371,100 2,037,339
Unitil Corp. ........................................ United States 30,300 1,661,349
3,698,688
Oil, Gas & Consumable Fuels 3.5%
a
Antero Resources Corp. .............................. United States 38,000 1,423,100
Core Natural Resources, Inc. .......................... United States 33,400 2,314,620
Magnolia Oil & Gas Corp., A ........................... United States 47,825 1,028,237

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp., A ........................... United States 183,937 $ 2,319,446
Teekay Tankers Ltd., A ............................... Canada 32,900 1,453,851
8,539,254
Passenger Airlines 1.2%
a
SkyWest, Inc. ...................................... United States 29,900 3,033,355
Personal Care Products 1.0%
Edgewell Personal Care Co. ........................... United States 91,600 2,529,992
Pharmaceuticals 1.1%
Perrigo Co. plc ..................................... United States 97,700 2,615,429
Professional Services 1.4%
a
IBEX Holdings Ltd. .................................. United States 122,919 3,538,838
Residential REITs 0.8%
UMH Properties, Inc. ................................. United States 123,700 2,076,923
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 89,100 2,264,031
Semiconductors & Semiconductor Equipment 0.7%
a
Ichor Holdings Ltd. .................................. United States 107,289 1,693,020
Software 0.8%
a
RingCentral, Inc., A .................................. United States 80,800 2,095,144
Specialty Retail 2.9%
Camping World Holdings, Inc., A ........................ United States 168,525 2,740,217
J Jill, Inc. ......................................... United States 125,465 2,007,440
a
Sally Beauty Holdings, Inc. ............................ United States 272,500 2,373,475
7,121,132
Textiles, Apparel & Luxury Goods 1.3%
Steven Madden Ltd. ................................. United States 88,900 2,191,385
a
Unifi, Inc. ......................................... United States 219,409 1,101,433
3,292,818
Tobacco 1.0%
Turning Point Brands, Inc. ............................. United States 34,555 2,568,128
Trading Companies & Distributors 0.6%
b
Herc Holdings, Inc. .................................. United States 11,759 1,458,116
Water Utilities 1.1%
H2O America ...................................... United States 49,600 2,603,008
Total Common Stocks (Cost $ 233,455,575) ...................................
246,512,840
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
c,d
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 177,097 177,097
Total Money Market Funds (Cost $177,097) ...................................
177,097

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 9.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 3.3%
Money Market Funds 3.3%
c,d
Putnam Cash Collateral Pool, LLC, 4.599% ................ United States 8,312,840 $ 8,312,840
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $8,312,840) ..........................................................
8,312,840
Total Short Term Investments (Cost $8,489,937 ) ...............................
8,489,937
a
Total Investments (Cost $241,945,512) 103.1% ................................
$255,002,777
Other Assets, less Liabilities (3.1)% .........................................
(7,662,855)
Net Assets 100.0% .........................................................
$247,339,922
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2025.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $351,756 $13,127,342 $(13,302,001) $— $— $177,097 177,097 $10,995
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $8,148,627 $39,580,696 $(39,416,483) $— $— $8,312,840 8,312,840 $134,524
Total Affiliated Securities ... $8,500,383 $52,708,038 $(52,718,484) $— $— $8,489,937 $145,519
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 246,512,840 $ — $ — $ 246,512,840
Short Term Investments ................... 8,489,937 — — 8,489,937
Total Investments in Securities ........... $255,002,777 $— $— $255,002,777
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.